Shareholders' Equity and Convertible Preferred Shares - Additional Information (Details)		1 Months Ended												12 Months Ended
	Nov. 02, 2018 USD ($) $ / shares shares	Aug. 31, 2018 USD ($) $ / shares shares	Jan. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Oct. 31, 2017 USD ($)	Aug. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	Mar. 31, 2017 USD ($) shares	Feb. 28, 2017 USD ($)	Jan. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)	Jul. 31, 2016 USD ($)	May 31, 2016 USD ($)	Dec. 31, 2018 USD ($) VotingRight Right shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2018 GBP (£) £ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 GBP (£) £ / shares shares	Dec. 31, 2017 $ / shares	Nov. 30, 2017 shares	Oct. 31, 2017 £ / shares shares	Aug. 31, 2017 £ / shares shares	Mar. 31, 2017 £ / shares shares	Mar. 31, 2017 $ / shares shares	Feb. 28, 2017 £ / shares shares	Jan. 31, 2017 £ / shares shares	Aug. 31, 2016 £ / shares shares	Jul. 31, 2016 £ / shares shares	May 31, 2016 £ / shares shares	Feb. 29, 2016 £ / shares shares
Class Of Stock [Line Items]
Ordinary shares voting rights description														each holder of ordinary shares is entitled to one vote per ordinary share
Ordinary shares dividends declared | $														$ 0
Number of ordinary voting rights | VotingRight														1
Ordinary Shares, Par Value | £ / shares																	£ 0.10		£ 0.10
Ordinary shares cash dividends declared or paid | $															$ 0
Ordinary Shares, Issued																	85,865,557		8,927,121
Outstanding share options																	10,203,432		4,153,196
Issuance of ADRs in initial public offering, net of issuance costs | $														$ 205,469,000
Payment of offering expenses | $														$ 4,200,000
Common Stock, Conversion Basis														one-for-0.8003
Research and development | $														$ 205,319,000	32,527,000	$ 16,206,000
Ordinary Shares, Outstanding																	85,865,557		8,927,121
Deferred shares par value per share | $ / shares																		$ 0.00001
Deferred shares rights | Right														0
Deferred share price per share from distribution of assets on liquidation or return of capital | $ / shares																		$ 1.25
Deferred shares repurchased								80,030
Deferred shares repurchased price per share | $ / shares																									$ 0.00001
Deferred shares outstanding																	0		0
Ordinary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares in initial public offering net of issuance, Shares														16,103,572
Conversion of investor ordinary stock to deferred shares																80,030
2016 Share Option Plan
Class Of Stock [Line Items]
Outstanding share options																			4,153,196
Shares remaining available for future issuance																			2,354,595
License and Research Agreement
Class Of Stock [Line Items]
Ordinary Shares, Issued																			500,596
License and Development Agreement | Oxford BioMedica
Class Of Stock [Line Items]
Ordinary Shares, Issued																588,220
License and Development Agreement | Oxford BioMedica | Research and Development Expense
Class Of Stock [Line Items]
Fair value of shares issued | $														$ 1,400,000	100,000	$ 500,000
License and Development Agreement | Oxford BioMedica | Achievement of First Milestone
Class Of Stock [Line Items]
Ordinary Shares, Issued																					150,826
License and Development Agreement | Oxford BioMedica | Achievement of Second Milestone
Class Of Stock [Line Items]
Ordinary Shares, Issued		150,826
License Agreement | UCL Business PLC
Class Of Stock [Line Items]
Ordinary Shares, Issued																3,441,290	0		1,224,094
Fair value of shares issued | $							$ 3,800,000
Research and development | $															1,700,000	$ 2,100,000
License Agreement with Academic and Health Care Institutions
Class Of Stock [Line Items]
Ordinary Shares, Issued																800,380			256,096
Research and development | $															1,400,000	$ 500,000
Corporate Reorganization
Class Of Stock [Line Items]
Ordinary Shares, Par Value | (per share)	$ 0.10																		£ 0.00001
Redesignation
Class Of Stock [Line Items]
Common Stock, Conversion Basis														one-for-one
Convertible Preferred Shares
Class Of Stock [Line Items]
Convertible Preferred Shares, Outstanding																	0		33,277,678
Issuance of ADRs in initial public offering, net of issuance costs | $														$ 50,000,000
Preferred stock conversion basis														one-for-0.8003
Convertible Preferred Shares, Authorized																			33,771,174
Convertible Preferred Shares, Par Value | (per share)																			£ 0.00001	$ 0.00001
Convertible Preferred Shares, Issued																			33,277,678
Preferred stock dividend declared or paid | $														$ 0	$ 0
American Depositary Shares | Initial Public Offering
Class Of Stock [Line Items]
Issuance of ordinary shares in initial public offering net of issuance, Shares	16,103,572
Issue price per share | $ / shares	$ 14.00
Issuance of ADRs in initial public offering, net of issuance costs | $	$ 205,500,000
Payment of offering expenses | $	4,200,000
Proceeds from shares issued | $	$ 205,500,000
Series A Convertible Preferred Shares
Class Of Stock [Line Items]
Convertible Preferred Shares, Authorized																			16,806,299
Convertible Preferred Shares, Par Value | £ / shares																										£ 1.25	£ 1.25	£ 1.25	£ 1.25	£ 1.25	£ 1.25
Convertible Preferred Shares, Issued																										266,766	5,335,333	266,766	5,335,333	266,767	5,335,333
Preferred stock shares issued for net proceeds														4,811,937
Proceeds from shares issued | $									$ 400,000	$ 8,200,000	$ 400,000	$ 8,700,000	$ 400,000	$ 8,500,000
Preferred stock issued in settlement of debt														523,396
Series B Convertible Preferred Shares
Class Of Stock [Line Items]
Convertible Preferred Shares, Authorized																			16,964,875
Convertible Preferred Shares, Par Value | £ / shares																			£ 5.022			£ 5.022	£ 5.022	£ 5.022
Convertible Preferred Shares, Issued			150,706																2,724,288			4,655,985	3,285,731	5,805,376	5,805,376
Proceeds from shares issued | $			$ 1,000,000	$ 18,300,000	$ 30,800,000	$ 21,000,000		$ 36,000,000
Series C Convertible Preferred Shares
Class Of Stock [Line Items]
Convertible Preferred Shares, Par Value | $ / shares		$ 10.76
Convertible Preferred Shares, Issued		13,942,474
Proceeds from shares issued | $		$ 147,100,000
Series A and Series B Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock conversion basis														each Preferred Share was convertible into one ordinary share
Preferred stock voting rights														Each Series A and Series B preferred share shall confer one right to vote at all general meetings and to receive and vote on proposed written resolutions of the Company
Maximum
Class Of Stock [Line Items]
Ordinary shares maximum nominal value | £																	£ 13,023,851.50		£ 675,413
Maximum | Convertible Preferred Shares
Class Of Stock [Line Items]
Issue price per share | £ / shares																	£ 6.0262